EMPLOYEE BENEFITS - Additional Information (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Installment R$ / shares	Dec. 31, 2020 BRL (R$) R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense | R$	R$ 228,133	R$ 231,939
Share Price | R$ / shares	R$ 25.43	R$ 52.5
Matching Awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock split, conversion ratio	1
Number of instalments | Installment	3
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period	3 years